UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

Name of Fund: NASDAQ Premium Income & Growth Fund Inc. (QQQX)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, NASDAQ Premium Income &

            Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 2.1%	Boeing Co. (a)	9,170	$665,834
	General Dynamics Corp.	11,421	881,701
	L-3 Communications Holdings, Inc.	20,480	1,876,582
	Lockheed Martin Corp.	11,282	938,888
	Precision Castparts Corp.	4,885	618,978
	United Technologies Corp.	9,817	722,629

			5,704,612
Auto Components - 0.3%	Gentex Corp.	44,984	873,589
Beverages - 0.2%	Hansen Natural Corp. (b)	13,739	595,998
Biotechnology - 8.2%	Amgen, Inc. (a)(b)	94,246	5,632,141
	Biogen Idec, Inc. (b)	65,824	3,775,665
	Celgene Corp. (a)(b)	59,661	3,696,596
	Gilead Sciences, Inc. (b)	184,290	8,381,509
	Incyte Corp. (b)	28,289	394,914

			21,880,825
Capital Markets - 1.0%	Affiliated Managers Group, Inc. (b)	7,091	560,189
	SEI Investments Co.	47,493	1,043,421
	T. Rowe Price Group, Inc.	18,871	1,036,584

			2,640,194
Chemicals - 0.2%	Methanex Corp.	19,017	462,303
Commercial Services & Supplies - 0.5%	RINO International Corp. (b)	16,346	387,891
	Tetra Tech, Inc. (b)	22,214	511,811
	United Stationers, Inc. (b)	7,114	418,659

			1,318,361
Communications Equipment - 12.1%	Adtran, Inc.	45,523	1,199,531
	Arris Group, Inc. (b)	79,633	956,392
	Blue Coat Systems, Inc. (b)	11,924	370,121
	Brocade Communications Systems, Inc. (b)	65,223	372,423
	Cisco Systems, Inc. (b)	303,950	7,911,819
	InterDigital, Inc. (b)	38,754	1,079,686
	QUALCOMM, Inc.	303,048	12,724,986
	Research In Motion Ltd. (b)	89,261	6,600,851
	Tellabs, Inc.	150,913	1,142,411

			32,358,220
Computers & Peripherals - 18.7%	Apple, Inc. (a)(b)	189,129	44,432,076
	Dell, Inc. (b)	168,151	2,523,947
	International Business Machines Corp.	16,650	2,135,363
	STEC, Inc. (b)	27,645	331,187
	Xyratex Ltd. (b)	22,496	380,182

			49,802,755
Consumer Finance - 0.5%	Ezcorp, Inc. (b)	40,094	825,936
	World Acceptance Corp. (b)	12,514	451,505

			1,277,441
Containers & Packaging - 0.5%	Silgan Holdings, Inc.	20,977	1,263,445
Distributors - 0.2%	LKQ Corp. (b)	22,523	457,217

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Diversified Consumer Services - 2.0%	Career Education Corp. (b)	50,267	$1,590,448
	Corinthian Colleges, Inc. (b)	47,629	837,794
	ITT Educational Services, Inc. (b)	12,937	1,455,154
	Strayer Education, Inc.	5,781	1,407,789

			5,291,185
Diversified Telecommunication Services - 0.6%	Neutral Tandem, Inc. (b)	41,801	667,980
	Windstream Corp.	75,364	820,714

			1,488,694
Electrical Equipment - 0.6%	Canadian Solar, Inc. (b)	17,010	413,003
	Harbin Electric, Inc. (b)	16,584	358,049
	JA Solar Holdings Co., Ltd. (b)(c)	69,789	389,423
	Woodward Governor Co.	17,949	574,009

			1,734,484
Electronic Equipment, Instruments & Components - 0.3%	Plexus Corp. (b)	9,749	351,256
Energy Equipment & Services - 0.4%	Hercules Offshore, Inc. (a)(b)	85,115	366,846
Health Care Equipment & Supplies - 0.2%	Kinetic Concepts, Inc. (b)	13,407	640,989
Health Care Providers & Services - 1.5%	Amedisys, Inc. (b)	7,031	388,252
	Express Scripts, Inc. (b)	35,431	3,605,459

			3,993,711
Health Care Technology - 0.3%	Quality Systems, Inc.	13,313	817,951
Hotels, Restaurants & Leisure - 3.7%	Bob Evans Farms, Inc.	21,862	675,754
	Cracker Barrel Old Country Store, Inc.	15,179	704,002
	Ctrip.com International Ltd. (b)(c)	10,792	423,046
	McDonald’s Corp.	62,500	4,170,000
	Starbucks Corp. (b)	167,034	4,053,915

			10,026,717
IT Services - 0.9%	CSG Systems International, Inc. (a)(b)	56,418	1,182,521
	Computer Sciences Corp. (a)(b)	16,626	905,951
	Mantech International Corp., Class A (b)	9,627	470,086

			2,558,558
Insurance - 0.1%	CNA Financial Corp. (b)	14,458	386,318
Internet & Catalog Retail - 2.8%	Amazon.com, Inc. (b)	45,202	6,135,267
	NetFlix, Inc. (b)	9,998	737,253
	PetMed Express, Inc.	27,797	616,259

			7,488,779
Internet Software & Services - 8.7%	Baidu.com, Inc. (b)(c)	5,200	3,104,400
	EarthLink, Inc.	159,433	1,361,558
	eBay, Inc. (a)(b)	165,628	4,463,675
	Google, Inc., Class A (b)	22,641	12,837,673
	Sohu.com, Inc. (b)	14,810	808,626
	ValueClick, Inc. (b)	54,643	554,080

			23,130,012
Leisure Equipment & Products - 0.3%	Pool Corp.	36,371	823,439

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Life Sciences Tools & Services - 0.4%	Pharmaceutical Product Development, Inc.	45,282	$1,075,448
Machinery - 0.6%	Bucyrus International, Inc.	9,977	658,382
	Eaton Corp.	6,349	481,064
	Nordson Corp.	7,513	510,283

			1,649,729
Media - 5.8%	Comcast Corp., Class A	297,643	5,601,641
	DIRECTV, Class A (b)	118,191	3,996,038
	Focus Media Holding Ltd. (b)(c)	21,602	394,453
	News Corp., Class A	252,872	3,643,886
	News Corp., Class B	26,298	447,329
	Omnicom Group, Inc.	22,580	876,330
	Scholastic Corp.	16,100	450,800

			15,410,477
Metals & Mining - 0.6%	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	12,578	1,050,766
	Steel Dynamics, Inc.	32,619	569,854

			1,620,620
Multiline Retail - 0.2%	Dollar Tree, Inc. (b)	7,436	440,360
Office Electronics - 0.4%	Xerox Corp.	115,247	1,123,658
Personal Products - 0.2%	USANA Health Sciences, Inc. (b)	19,024	597,544
Pharmaceuticals - 3.1%	Endo Pharmaceuticals Holdings, Inc. (b)	42,700	1,010,709
	Perrigo Co.	10,916	640,988
	Teva Pharmaceutical Industries Ltd. (c)	104,372	6,583,786

			8,235,483
Road & Rail - 1.0%	CSX Corp.	13,728	698,755
	Heartland Express, Inc.	22,022	363,363
	Landstar System, Inc.	19,281	809,416
	Werner Enterprises, Inc.	35,023	811,483

			2,683,017
Semiconductors & Semiconductor Equipment - 8.4%	ASML Holding NV (a)(c)	15,271	540,593
	Aixtron AG (c)	13,366	475,963
	Amkor Technology, Inc. (b)	65,392	462,321
	Atheros Communications, Inc. (b)	13,323	515,733
	Conexant Systems, Inc. (b)	107,916	366,914
	Cree, Inc. (b)	5,895	413,947
	Intel Corp.	401,885	8,945,960
	Intersil Corp., Class A	115,533	1,705,267
	Micron Technology, Inc. (b)	41,904	435,383
	ON Semiconductor Corp. (b)	74,216	593,728
	Power Integrations, Inc.	25,407	1,046,768
	Skyworks Solutions, Inc. (b)	30,998	483,569
	Tessera Technologies, Inc. (b)	19,888	403,329
	Texas Instruments, Inc.	76,645	1,875,503
	Xilinx, Inc.	164,773	4,201,712

			22,466,690

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Software - 12.4%	Adobe Systems, Inc. (b)	91,569	$3,238,796
	CA, Inc.	173,215	4,065,356
	Jack Henry & Associates, Inc.	30,458	732,819
	Microsoft Corp.	439,368	12,860,301
	MicroStrategy, Inc., Class A (b)	5,044	429,093
	Oracle Corp. (a)	346,010	8,888,997
	SAP AG (c)	8,219	395,909
	Symantec Corp. (b)	151,127	2,557,069

			33,168,340
Specialty Retail - 1.4%	Dress Barn, Inc. (b)	15,257	399,123
	Rent-A-Center, Inc. (b)	85,728	2,027,467
	Tiffany & Co.	10,463	496,888
	Tractor Supply Co.	14,045	815,312

			3,738,790
Textiles, Apparel & Luxury Goods - 0.4%	Deckers Outdoor Corp. (b)	4,056	559,728
	Phillips-Van Heusen Corp.	9,288	532,760

			1,092,488
	Total Investments before Options Written (Cost - $225,718,196*) - 101.8%		271,036,543
	Options Written	Number of Contracts
Call Options Written	NASDAQ Index 100, expiring April 2010 at USD 1,825	200	(2,778,000)
	NASDAQ Index 100, expiring April 2010 at USD 1,850	150	(1,725,750)
	NASDAQ Index 100, expiring May 2010 at USD 1,950	200	(1,109,000)
	NASDAQ Index 100, expiring June 2010 at USD 1,950	100	(701,000)
	Total Options Written (Premiums Received - $3,060,200) - (2.4%)		(6,313,750)
	Total Investments, Net of Options Written
	(Net Cost - $222,657,996) - 99.4%		264,722,793
	Other Assets Less Liabilities - 0.6%		1,690,452

	Net Assets - 100.0%		$266,413,245

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$225,881,206

Gross unrealized appreciation	$52,244,487
Gross unrealized depreciation	(7,089,150)

Net unrealized appreciation	$45,155,337

(a)	All or a portion of security held as collateral in connection with open option contracts.
(b)	Non-income producing security.
(c)	Depositary receipts.

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of March 31, 2010 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments[1]
	Assets		Liabilities
Level 1	$271,036,543	[2]	$(6,313,750)
Level 2	-		-
Level 3	-		-
	$271,036,543		$(6,313,750)

1 Other financial instruments are options.

2 See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of NASDAQ Premium Income & Growth Fund Inc.

Date: May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of NASDAQ Premium Income & Growth Fund Inc.

Date: May 13, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of NASDAQ Premium Income & Growth Fund Inc.

Date: May 13, 2010